UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony Dynamic Equity Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 119.1%

	COMMON STOCKS – 119.1%

	Aerospace & Defense – 3.9%

2,464	Huntington Ingalls Industries Inc.	$337,420

1,662	Lockheed Martin Corporation	368,133

3,886	Orbital ATK, Inc.	337,849
	Total Aerospace & Defense	1,043,402

	Airlines – 1.6%

4,940	Southwest Airlines Co.	221,312

4,424	Spirit Airline Holdings, (2)	212,264
	Total Airlines	433,576

	Auto Components – 1.6%

5,190	Cooper Tire & Rubber	192,134

14,741	Gentex Corporation	231,286
	Total Auto Components	423,420

	Banks – 2.7%

7,017	FCB Financial Holdings, Inc., Class A, (2)	233,385

21,018	ING Groep N.V, Sponsored ADR	250,745

21,243	KeyCorp.	234,523
	Total Banks	718,653

	Beverages – 1.5%

4,231	Molson Coors Brewing Company, Class B	406,938

	Biotechnology – 1.1%

8,000	Emergent BioSolutions, Inc., (2)	290,800

	Building Products – 0.7%

6,420	Masco Corporation	201,909

	Capital Markets – 3.4%

13,406	American Capital Limited, (2)	204,307

2,633	Goldman Sachs Group, Inc.	413,328

7,404	Interactive Brokers Group, Inc., Class A	291,125
	Total Capital Markets	908,760

	Chemicals – 2.3%

11,216	Axalta Coating Systems Limited, (2)	327,507

5,581	Dow Chemical Company	283,850
	Total Chemicals	611,357

Nuveen Investments	1

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies – 3.0%

7,420	Republic Services, Inc.	$353,563

6,942	Waste Connections Inc.	448,384
	Total Commercial Services & Supplies	801,947

	Communications Equipment – 2.1%

4,622	Ciena Corporation, (2)	87,910

4,305	Harris Corporation	335,187

8,941	Infinera Corporation, (2)	143,592
	Total Communications Equipment	566,689

	Consumer Finance – 3.7%

23,257	Green Dot Corporation, Class A, (2)	534,213

16,483	Synchrony Financial, (2)	472,403
	Total Consumer Finance	1,006,616

	Distributors – 1.6%

5,386	Pool Corporation	472,568

	Diversified Financial Services – 2.9%

1,510	Intercontinental Exchange Group, Inc.	355,061

2,865	MSCI Inc.	212,239

8,628	Voya Financial Inc.	256,856
	Total Diversified Financial Services	824,156

	Electric Utilities – 1.9%

2,815	Edison International	202,370

9,417	PNM Resources Inc.	317,541
	Total Electric Utilities	519,911

	Energy Equipment & Services – 1.2%

3,295	Helmerich & Payne Inc.	193,482

1,902	Schlumberger Limited	140,273
	Total Energy Equipment & Services	333,755

	Food Products – 5.4%

3,243	General Mills, Inc.	205,444

2,325	JM Smucker Company	301,878

5,410	McCormick & Company, Incorporated	538,187

2,409	Mead Johnson Nutrition Company	204,693

5,354	WhiteWave Foods Company, (2)	217,587
	Total Food Products	1,467,789

	Gas Utilities – 2.5%

4,183	Laclede Group Inc.	283,398

7,301	Northwest Natural Gas Company	393,159
	Total Gas Utilities	676,557

2	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 2.1%

1,861	Cooper Companies, Inc.	$286,538

2,593	Medtronic, PLC	194,475

11,241	Tandem Diabetes Care Inc., (2)	97,909
	Total Health Care Equipment & Supplies	578,922

	Health Care Providers & Services – 1.6%

1,021	Humana Inc.	186,792

1,918	Universal Health Services, Inc., Class B	239,213
	Total Health Care Providers & Services	426,005

	Hotels, Restaurants & Leisure – 4.6%

9,559	Aramark Holdings Corporation	316,594

3,749	Dave & Buster’s Entertainment Inc., (2)	145,386

16,862	Penn National Gaming, Inc., (2)	281,427

8,350	Starbucks Corporation	498,495
	Total Hotels, Restaurants & Leisure	1,241,902

	Household Products – 5.6%

7,694	Church & Dwight Company Inc.	709,233

2,753	Clorox Company	347,043

3,492	Kimberly-Clark Corporation	469,709
	Total Household Products	1,525,985

	Industrial Conglomerates – 1.7%

14,183	General Electric Company	450,878

	Insurance – 9.0%

3,289	Ace Limited	391,884

3,246	Argo Group International Holdings Inc.	186,288

5,013	Assurant Inc.	386,753

2,314	Hanover Insurance Group Inc.	208,769

10,059	Hartford Financial Services Group, Inc.	463,519

17,946	National General Holdings Corporation	387,454

22,097	Old Republic International Corporation	403,933
	Total Insurance	2,428,600

	Internet & Catalog Retail – 1.4%

643	Amazon.com, Inc., (2)	381,711

	Internet Software & Services – 1.7%

589	Alphabet Inc., Class A, (2)	449,348

	IT Services – 11.6%

7,151	Black Knight Financial Services, Inc., Class A, (2)	221,896

5,956	Blackhawk Network Holdings Inc., (2)	204,291

4,305	Fidelity National Information Services	272,550

Nuveen Investments	3

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	IT Services (continued)

3,171	Fiserv, Inc., (2)	$325,281

5,968	MasterCard, Inc., Class A	563,976

18,951	Net 1 Ueps Technologies, Inc., (2)	174,349

11,741	PayPal Holdings, Inc., (2)	453,203

10,046	Visa Inc., Class A	768,318

1,850	WEX Inc., (2)	154,216
	Total IT Services	3,138,080

	Machinery – 1.3%

6,235	John Bean Technologies Corporation	351,716

	Media – 0.6%

4,317	Liberty LiLAC Group, Class A, (2)	151,354

	Multi-Utilities – 2.9%

9,062	CMS Energy Corporation	384,591

6,545	WEC Energy Group, Inc.	393,158
	Total Multi-Utilities	777,749

	Oil, Gas & Consumable Fuels – 2.2%

2,603	Occidental Petroleum Corporation	178,123

2,311	Phillips 66	200,109

5,046	Total SA, Sponsored ADR	229,189
	Total Oil, Gas & Consumable Fuels	607,421

	Pharmaceuticals – 1.1%

1,125	Allergan PLC, (2)	301,534

	Professional Services – 1.3%

4,309	Verisk Analytics Inc., (2)	344,375

	Real Estate Investment Trust – 9.0%

7,070	Apartment Investment & Management Company, Class A	295,667

11,945	CubeSmart	397,769

728	Equinix Inc.	240,757

1,607	Essex Property Trust Inc.	375,813

2,261	Federal Realty Investment Trust	352,829

11,145	Four Corners Property Trust, Inc.	200,053

13,223	Kite Realty Group Trust	366,409

4,992	UDR Inc.	192,342
	Total Real Estate Investment Trust	2,421,639

	Road & Rail – 2.3%

4,660	Genesee & Wyoming Inc., Class A, (2)	292,182

4,242	Union Pacific Corporation	337,451
	Total Road & Rail	629,633

4	Nuveen Investments

Shares	Description (1)			Value

	Semiconductors & Semiconductor Equipment – 3.9%

1,815	Broadcom Limited			$280,418

8,314	Intel Corporation			268,958

5,035	MA-COM Technology Solutions Holdings Incorporated, (2)			220,483

5,035	Mellanox Technologies, Limited, (2)			273,552
	Total Semiconductors & Semiconductor Equipment			1,043,411

	Software – 1.8%

8,636	Microsoft Corporation			476,966

	Specialty Retail – 4.9%

3,749	Home Depot, Inc.			500,229

1,880	O’Reilly Automotive Inc., (2)			514,481

3,908	TJX Companies, Inc.			306,192
	Total Specialty Retail			1,320,902

	Textiles, Apparel & Luxury Goods – 1.6%

2,692	Carter’s Inc.			283,683

5,549	Kate Spade & Company, (2)			141,610
	Total Textiles, Apparel & Luxury Goods			425,293

	Thrifts & Mortgage Finance – 0.7%

14,475	Radian Group Inc.			179,490

	Tobacco – 1.9%

3,413	Altria Group, Inc.			213,859

12,736	Vector Group Ltd.			290,890
	Total Tobacco			504,749

	Trading Companies & Distributors – 1.2%

2,496	Watsco Inc.			336,311
	Total Long-Term Investments (cost $30,799,091)			32,202,777

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 13.4%

	REPURCHASE AGREEMENTS – 13.4%

$3,614	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $3,614,335, collateralized by $3,560,000 U.S. Treasury Notes, 2.125%, due 5/15/25, value $3,689,050	0.030%	4/01/16	$3,614,332
	Total Short-Term Investments (cost $3,614,332)			3,614,332
	Total Investments (cost $34,413,423) – 132.5%			35,817,109

Nuveen Investments	5

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	SECURITIES SOLD SHORT – (70.3)% (3)

	COMMON STOCKS SOLD SHORT – (63.9)%

	Airlines – (1.0)%

(4,885)	JetBlue Airways Corporation, (2)	$(103,171)

(2,860)	United Continental Holdings Inc., (2)	(171,200)
	Total Airlines	(274,371)

	Automobiles – (1.1)%

(4,231)	General Motors Company	(132,980)

(3,481)	Harley-Davidson, Inc.	(178,680)
	Total Automobiles	(311,660)

	Banks – (5.5)%

(21,858)	Banco Bradesco SA, ADR	(162,842)

(14,714)	Banco Itau Holdings Financeira, S.A, Sponsored ADR	(126,393)

(4,805)	Bank of Nova Scotia	(234,772)

(2,745)	BOK Financial Corporation	(149,932)

(2,108)	Canadian Imperial Bank of Commerce	(157,489)

(2,994)	Hancock Holding Company	(68,742)

(11,659)	HSBC Holdings PLC, Sponsored ADR	(362,828)

(5,509)	Texas Capital BancShares, Inc., (2)	(211,435)
	Total Banks	(1,474,433)

	Capital Markets – (2.6)%

(5,039)	Legg Mason, Inc.	(174,753)

(6,869)	LPL Investments Holdings Inc.	(170,351)

(22,212)	Manning & Napier Inc.	(179,251)

(3,932)	Waddell & Reed Financial, Inc., Class A	(92,559)

(8,788)	WisdomTree Investments Inc.	(100,447)
	Total Capital Markets	(717,361)

	Chemicals – (1.1)%

(16,264)	Chemours Company	(113,848)

(5,722)	Methanex Corporation	(183,791)
	Total Chemicals	(297,639)

	Communications Equipment – (0.4)%

(3,042)	Plantronics Inc.	(119,216)

	Consumer Finance – (2.4)%

(20,268)	Enova International, Inc., (2)	(127,891)

(20,482)	Navient Corporation	(245,170)

(3,909)	OneMain Holdings Inc., (2)	(107,224)

(4,349)	World Acceptance Corporation, (2)	(164,914)
	Total Consumer Finance	(645,199)

6	Nuveen Investments

Shares	Description (1)	Value

	Containers & Packaging – (0.7)%

(4,573)	WestRock Company	$(178,484)

	Diversified Consumer Services – (0.6)%

(6,353)	Sothebys Holdings Inc.	(169,816)

	Electrical Equipment – (0.9)%

(13,390)	Thermon Group Holdings Inc., (2)	(235,128)

	Food & Staples Retailing – (1.6)%

(40,438)	SUPERVALU INC.	(232,923)

(6,770)	Whole Foods Market, Inc.	(210,615)
	Total Food & Staples Retailing	(443,538)

	Food Products – (2.3)%

(3,721)	Archer-Daniels-Midland Company	(135,110)

(3,085)	Bunge Limited	(174,827)

(4,366)	Post Holdings Inc., (2)	(300,250)
	Total Food Products	(610,187)

	Health Care Equipment & Supplies – (0.9)%

(2,895)	Conmed Corporation	(121,416)

(4,381)	Halyard Health Inc., (2)	(125,866)
	Total Health Care Equipment & Supplies	(247,282)

	Health Care Providers & Services – (2.2)%

(4,296)	AMN Healthcare Services Inc., (2)	(144,389)

(1,851)	Cardinal Health, Inc.	(151,689)

(6,252)	Ensign Group Inc.	(141,545)

(7,938)	Envision Healthcare Holdings Inc., (2)	(161,935)
	Total Health Care Providers & Services	(599,558)

	Hotels, Restaurants & Leisure – (3.4)%

(389)	Chipotle Mexican Grill, (2)	(183,207)

(9,359)	ClubCorp Holdings Inc.	(131,400)

(4,330)	Norwegian Cruise Line Holdings Limited, (2)	(239,406)

(24,318)	Scientific Games Corporation, Class A, (2)	(229,319)

(1,606)	Wynn Resorts Ltd	(150,049)
	Total Hotels, Restaurants & Leisure	(933,381)

	Household Durables – (0.6)%

(3,846)	Garmin Limited	(153,686)

	Insurance – (3.1)%

(13,976)	American Equity Investment Life Holding Company	(234,797)

(17,124)	Manulife Financial Corporation	(241,962)

Nuveen Investments	7

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Insurance (continued)

(3,332)	Primerica Inc.	$(148,374)

(5,572)	Principal Financial Group, Inc.	(219,815)
	Total Insurance	(844,948)

	Internet Software & Services – (0.5)%

(5,196)	Zillow Group, Inc., Class C, (2)	(123,301)

	IT Services – (1.4)%

(3,278)	Global Payments Inc.	(214,053)

(3,444)	Total System Services Inc.	(163,866)
	Total IT Services	(377,919)

	Machinery – (4.1)%

(8,445)	Actuant Corporation, Class A	(208,676)

(1,497)	Caterpillar Inc.	(114,580)

(9,438)	Chart Industries, Inc., (2)	(204,993)

(2,240)	Cummins Inc.	(246,266)

(5,721)	Donaldson Company, Inc.	(182,557)

(17,483)	Meritor Inc., (2)	(140,913)
	Total Machinery	(1,097,985)

	Metals & Mining – (0.7)%

(42,285)	Vale SA, Sponsored ADR	(178,020)

	Oil, Gas & Consumable Fuels – (3.9)%

(57,839)	Capital Product Partners LP	(182,771)

(11,662)	Delek US Holdings Inc.	(177,729)

(9,496)	NuStar Group Holdings LLC	(196,852)

(37,080)	Petroleo Brasileiro, Sponsored ADR	(216,547)

(69,285)	Stone Energy Corporation, (2)	(54,735)

(44,255)	W&T Offshore Inc.	(96,918)

(14,998)	Whiting Petroleum Corporation, (2)	(119,684)
	Total Oil, Gas & Consumable Fuels	(1,045,236)

	Pharmaceuticals – (2.8)%

(9,046)	Concordia Healthcare Corporation	(231,578)

(8,549)	DepoMed, Inc., (2)	(119,088)

(1,025)	Jazz Pharmaceuticals, Inc., (2)	(133,814)

(6,137)	Lannett Company Inc., (2)	(110,036)

(2,539)	Mallinckrodt PLC, (2)	(155,590)
	Total Pharmaceuticals	(750,106)

	Real Estate Investment Trust – (5.1)%

(8,309)	Communications Sales & Leasing, Inc.	(184,875)

(17,944)	Cousins Properties, Inc.	(186,259)

8	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

(17,569)	Investors Real Estate Trust	$(127,551)

(15,254)	New Senior Investment Group Inc.	(157,116)

(13,146)	Northstar Realty Finance Corporation	(172,476)

(12,702)	Parkway Properties Inc.	(198,913)

(8,870)	RLJ Lodging Trust	(202,946)

(8,069)	Sabra Health Care Real Estate Investment Trust Inc.	(162,106)
	Total Real Estate Investment Trust	(1,392,242)

	Real Estate Management & Development – (1.4)%

(7,971)	Kennedy-Wilson Holdings Inc.	(174,565)

(5,448)	Realogy Holdings Corporation, (2)	(196,727)
	Total Real Estate Management & Development	(371,292)

	Road & Rail – (1.9)%

(6,428)	ArcBest Corporation	(138,781)

(14,546)	Hertz Global Holdings Inc., (2)	(153,169)

(12,543)	Swift Transportation Company, (2)	(233,676)
	Total Road & Rail	(525,626)

	Software – (2.5)%

(2,311)	Ansys Inc., (2)	(206,742)

(4,346)	Aspen Technology Inc., (2)	(157,021)

(3,653)	CDK Global Inc.	(170,047)

(1,445)	Ellie Mae Incorporated, (2)	(130,975)
	Total Software	(664,785)

	Specialty Retail – (4.7)%

(3,964)	Best Buy Co., Inc.	(128,592)

(4,103)	CarMax, Inc., (2)	(209,663)

(26,453)	Rent-A-Center Inc.	(419,280)

(1,432)	Signet Jewelers Limited	(177,611)

(19,458)	Tailored Brands, Inc.	(348,298)
	Total Specialty Retail	(1,283,444)

	Textiles, Apparel & Luxury Goods – (0.5)%

(2,207)	Deckers Outdoor Corporation, (2)	(132,221)

	Thrifts & Mortgage Finance – (1.9)%

(9,701)	BofI Holdings, Inc., (2)	(207,019)

(58,891)	NMI Holdings Inc., Class A, (2)	(297,400)
	Total Thrifts & Mortgage Finance	(504,419)

	Trading Companies & Distributors – (2.1)%

(13,785)	Fortress Transportation & Investor, LLC	(137,161)

(3,117)	GATX Corporation	(148,058)

Nuveen Investments	9

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Trading Companies & Distributors (continued)

(8,027)	H&E Equipment Services, Inc.	$(140,713)

(2,140)	United Rentals Inc., (2)	(133,087)
	Total Trading Companies & Distributors	(559,019)
	Total Common Stocks Sold Short (proceeds $16,064,610)	(17,261,502)

Shares	Description (1), (4)	Value

	EXCHANGE TRADE FUNDS SOLD SHORT – (6.4)% (3)

(4,392)	Health Care Select Sector SPDR® Fund	$(297,690)

(8,677)	iShares® MSCI Brazil Capped ETF	(228,205)

(12,296)	Market Vectors® Semiconductors ETF	(677,264)

(17,602)	SPDR® S&P® Bank ETF	(534,573)
	Total Exchange-Traded Funds (proceeds $1,678,684)	(1,737,732)
	Total Securities Sold Short (proceeds $17,743,294)	(18,999,234)
	Other Assets Less Liabilities – 37.8%	10,212,344
	Net Assets – 100%	$27,030,219

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$32,202,777	$—	$—	$32,202,777
Short-Term Investments:
Repurchase Agreements	—	3,614,332	—	3,614,332
Securities Sold Short:
Common Stocks Sold Short	(17,261,502)	—	—	(17,261,502)
Exchange-Traded Funds Sold Short	(1,737,732)	—	—	(1,737,732)
Total	$13,203,543	$3,614,332	$—	$16,817,875

10	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding securities sold short) was $34,417,657.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$1,888,077
Depreciation	(488,625)
Net unrealized appreciation (depreciation) of investments	$1,399,452

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for securities sold short. As of the end of the reporting period, long-term investments with a value of $20,911,231 have been pledged as collateral for securities sold short.

(4)	A copy of the most recent financial statements for the exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

Nuveen Investments	11

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016